Investment properties	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investment properties
14.	Investment properties

	31 December 2018	31 December 2017
Cost
Opening balance	99,938	165,472
Disposal	—	(940)
Transfer to property, plant and equipment (*)	45,821	(64,594)

Closing balance	145,759	99,938

Accumulated depreciation
Opening balance	(98,958)	(119,202)
Transfer to property, plant and equipment	(25,765)	22,366
Depreciation and impairment charges during the year	(5,611)	(2,337)
Disposal	—	215
Other	—	—

Closing balance	(130,334)	(98,958)

Net book amount	15,425	980

(*)

During the year ended 31 December 2017, the Group transferred its building located in Istanbul, Tepebası from investment properties to property, plant and equipment due to the change in purpose of use.

Determination of the fair values of the Group’s investment properties

The Group engages qualified external experts, authorized by the Capital Markets Board of Turkey, to perform the valuation of investment properties. Management works closely with the qualified external experts to establish the appropriate valuation techniques and inputs to the model. The fair values of these investment properties were determined using a variety of valuation methods: direct capitalization approach and income capitalization approach, replacement cost approach and market approach. In estimating the fair values of the properties, the highest and best use of the property is its current use.

Rent income from investment properties during the year ended 31 December 2018 is TL 3,092 (31 December 2017: TL 2,821 and 31 December 2016: TL 2,317). There is no direct operating expense for investment properties during the year ended 31 December 2018 (31 December 2017: TL 22 and 31 December 2016: TL 22).

The Group’s investment properties and their fair values at 31 December 2018 and 2017 are as follows:

31 December 2018	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze	—	—	17,960	Income capitalization approach
Investment properties in Ankara	—	—	15,915	Market approach
Investment properties in Istanbul	—	—	13,800	Market approach
Investment properties in Aydın	—	—	2,110	Market approach

	—	—	49,785

31 December 2017	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Izmir	—	—	52,110	Replacement cost approach
Investment properties in Gebze	—	—	16,690	Income capitalization approach
Investment properties in Ankara	—	—	15,160	Market approach
Investment properties in Istanbul	—	—	13,000	Market approach
Investment properties in Adana	—	—	3,150	Replacement cost approach
Investment properties in Balıkesir	—	—	3,112	Replacement cost approach
Other investment properties	—	—	3,970	Replacement cost approach
Other investment properties	—	—	2,146	Market approach

	—	—	109,338

Significant unobservable inputs and sensitivity of fair values of respective investment properties are as follows:

Fair values of the investment properties determined based on the “direct capitalization” approach will increase/(decrease) significantly, when there is a significant decrease/ (increase) in capitalization rate and a significant increase/(decrease) in current market rentals. Capitalization rate is calculated by dividing comparable properties’ annual net operating income by the selling price of the respective properties.

In the “income capitalization” approach, a significant increase/(decrease) in rentals will cause a significant increase/(decrease) in the fair value. In addition, a slight decrease/(increase) in risk premium and discount rate which are calculated by considering the current market conditions will cause a significant increase/(decrease) in the fair value.

In the “replacement cost approach”, a significant increase/(decrease) of construction costs and miscellaneous costs of any similar properties in the market will cause a significant increase/(decrease) in the fair value.

In the “market approach”, a significant increase/(decrease) in the market value of any properties which are located in the similar areas with similar conditions will cause a significant increase/(decrease) in the fair value.